Document And Entity Information	12 Months Ended
Jun. 30, 2025 shares
Document Information Line Items
Entity Central Index Key	0002045440
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	333-289411
Entity Registrant Name	Idea Tech Holding Limited
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Room 721
Entity Address, Address Line Two	7/F Cyberport One
Entity Address, Address Line Three	100 Cyberport Road
Entity Address, City or Town	Pokfulam
Entity Address, Country	HK
Entity Common Stock, Shares Outstanding	12,500,000
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Entity Shell Company	false
Auditor Firm ID	5854
Auditor Opinion [Text Block]

Opinion on the Consolidated Financial Statements

We have audited the accompanying balance sheets of Idea Tech Holding Limited and its subsidiaries (the Company) as of June 30, 2025 and 2024, and the related consolidated balance sheets, consolidated statements of income and comprehensive income, consolidated statements of changes in shareholders’ equity, and consolidated statements of cash flows for each of the years in the two-year period ended June 30, 2025 and 2024, and the related notes (collectively referred to as the consolidated financial statements). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of June 30, 2025 and 2024, and the results of its operations and its consolidated statements of cash flows for the year ended June 30, 2025 and 2024, in conformity with accounting principles generally accepted in the United States of America.

Auditor Name	Diamond Bar
Auditor Location	California
Amendment Flag	false
Document Period End Date	Jun. 30, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--06-30
Entity Address, Postal Zip Code	000000
Business Contact
Document Information Line Items
Entity Address, Address Line One	Room 721
Entity Address, Address Line Two	7/F Cyberport One
Entity Address, Address Line Three	100 Cyberport Road
Entity Address, City or Town	Pokfulam
Entity Address, Country	HK
Contact Personnel Name	Chun Ki Wan
City Area Code	(+852)
Local Phone Number	2503 3018
Entity Address, Postal Zip Code	000000